Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Projected Benefit Obligations, Plan Assets and Funded Status
The following table sets forth the changes in projected benefit obligations (“PBO”) (as calculated as of December 31), plan assets, the funded status and the amounts recognized in the accompanying consolidated balance sheet for the Company’s defined benefit pension and other postretirement benefit plans:

	Pensions		Other Postretirement Benefits
(Millions)	2012	2011	2012	2011
Projected benefit obligation, January 1	$5,333	$4,952	$1,394	$1,235
Service cost	54	57	19	16
Interest cost	217	231	50	55
Plan amendments	(2)	—	(19)	22
Actuarial losses / (gains) - net	443	444	(33)	126
Benefits paid	(347)	(281)	(62)	(64)
Foreign currency translation adjustments	59	(37)	3	(3)
Curtailment and special termination benefits	(6)	(58)	—	—
Impact of Commodity Chemicals transaction(1)	29	29	10	11
Other	4	(4)	—	(4)
Projected benefit obligation, December 31	$5,784	$5,333	$1,362	$1,394
Market value of plan assets, January 1	$4,382	$4,127
Actual return on plan assets	571	426
Company contributions	80	113
Participant contributions	2	2
Benefits paid	(335)	(262)
Plan expenses and other-net	(1)	(2)
Foreign currency translation adjustments	50	(30)
Impact of Commodity Chemicals transaction(1)	1	8
Market value of plan assets, December 31	$4,750	$4,382
Funded Status	$(1,034)	$(951)	$(1,362)	$(1,394)
Amounts recognized in the Consolidated Balance Sheet:
Other assets (long-term)	27	23	—	—
Accounts payable and accrued liabilities	(20)	(13)	(75)	(87)
Accrued pensions	(1,041)	(961)	—	—
Other postretirement benefits	—	—	(1,287)	(1,307)
Net liability recognized	$(1,034)	$(951)	$(1,362)	$(1,394)

Accumulated Other Comprehensive Loss Pretax Amounts Not Yet Reflected in Net Periodic Benefit Cost
Amounts (pretax) not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss include the following:

(Millions)	Pensions		Other Postretirement Benefits
	2012	2011	2012	2011
Accumulated net actuarial losses	$2,097	$2,052	$505	$571
Accumulated prior service credit	(3)	(2)	(45)	(37)
Total	$2,094	$2,050	$460	$534

Change in Accumulated Other Comprehensive Loss (Pretax) Relating to Defined Benefit Pension and Other Postretirement Benefits
The decrease in accumulated other comprehensive loss (pretax) in 2012 relating to defined benefit pension and other postretirement benefits consists of:

(Millions)	Pensions	Other Postretirement Benefits
Net actuarial loss (gain) arising during the year	$177	$(33)
New prior service credit	(1)	(19)
Amortization of actuarial loss	(150)	(34)
Amortization of prior service cost	—	12
Foreign currency translation adjustments and other	18	—
Net change	$44	$(74)

Net Periodic Benefit Cost
Net periodic benefit cost for the three years ended December 31, 2012, included the following:

	Pensions			Other Postretirement Benefits
(Millions)	2012	2011	2010	2012	2011	2010
Service cost	$54	$57	$57	$19	$16	$17
Interest cost	217	231	227	50	55	56
Expected return on plan assets	(261)	(280)	(250)	—	—	—
Amortization of prior service cost (credit)	—	1	4	(10)	(10)	(4)
Amortization of actuarial losses	133	106	108	31	26	16
Curtailments and special termination benefits	—	5	—	—	—	—
Net periodic benefit cost	$143	$120	$146	$90	$87	$85

Effect of One Percentage Point Increase or Decrease in Health Care Cost Trend Rates
If these 2013 health care cost trend rates were increased or decreased by one percentage point per year, such increase or decrease would have the following effects:

	One-Percentage Point
(Millions)	Increase	Decrease
Increase (decrease) in the aggregate of service and interest cost components of annual expense	$10	$(8)
Increase (decrease) in the benefit obligation	$155	$(91)

Weighted Average Target Pension Plan Asset Allocations
The following summarizes the weighted average target pension plan asset allocation as of December 31, 2012 and 2011 for all PPG defined benefit plans:

Asset Category	Dec. 31, 2012	Dec. 31, 2011
Equity securities	35-70%	40-75%
Debt securities	30-65%	25-60%
Real estate	0–10%	0-10%
Other	0–10%	0-10%

Fair Values of the Company's Pension Plan Assets by Asset Category
The fair values of the Company’s pension plan assets at December 31, 2012, by asset category, are as follows:

(Millions)	Level 1(1)	Level 2(1)	Level 3(1)	Total
Asset Category
Equity securities:
U.S.
Large cap	$1	$172	$—	$173
Small cap	—	146	—	146
PPG common stock	244	—	—	244
Non-U.S.
Developed and emerging markets(2)	—	578	—	578
Debt securities:
Cash and cash equivalents	—	499	—	499
Corporate(3)
U.S.(4)	—	922	76	998
Developed and emerging markets(2)	—	185	—	185
Diversified(5)	—	635	4	639
Government
U.S.(4)	196	69	—	265
Developed markets	—	301	—	301
Other(6)	—	155	27	182
Real estate, hedge funds, and other	—	128	412	540
Total	$441	$3,790	$519	$4,750

(1)	These levels refer to the accounting guidance on fair value measurement described in Note 9, “Fair Value Measurement.”

(2)	These amounts represent holdings in investment grade debt or equity securities of issuers in both developed markets and emerging economies.

(3)	This category represents investment grade debt securities from a diverse set of industry issuers.

(4)	These investments are primarily long duration fixed income securities.

(5)	This category represents commingled funds invested in diverse portfolios of debt securities.

(6)	This category includes mortgage-backed and asset backed debt securities, municipal bonds and other debt securities including derivatives.

The fair values of the Company’s pension plan assets at December 31, 2011, by asset category, are as follows:

(Millions)	Level 1(1)	Level 2(1)	Level 3(1)	Total
Asset Category
Equity securities:
U.S.
Large cap	$—	$342	$—	$342
Small cap	125	80	—	205
PPG common stock	151	—	—	151
Non-U.S.
Developed and emerging markets(2)	—	640	—	640
Debt securities:
Cash and cash equivalents	—	270	—	270
Corporate(3)
U.S.(4)	—	672	68	740
Developed and emerging markets(2)	—	338	—	338
Diversified(5)	—	339	—	339
Government
U.S.(4)	397	113	—	510
Developed markets	—	267	—	267
Other(6)	5	188	28	221
Real estate, hedge funds, and other	41	73	245	359
Total	$719	$3,322	$341	$4,382

(1)	These levels refer to the accounting guidance on fair value measurement described in Note 9, “Fair Value Measurement.”

(2)	These amounts represent holdings in investment grade debt or equity securities of issuers in both developed markets and emerging economies.

(3)	This category represents investment grade debt securities from a diverse set of industry issuers.

(4)	These investments are primarily long duration fixed income securities.

(5)	This category represents commingled funds invested in diverse portfolios of debt securities.

(6)	This category includes mortgage-backed and asset backed debt securities, municipal bonds and other debt securities.

Change in the Fair Value of the Company's Level 3 Pension Assets
The change in the fair value of the Company’s Level 3 pension assets for the years ended December 31, 2012 and 2011 was as follows:

(Millions)	Real Estate	Other Debt Securities	Hedge Funds & Other assets	Total
Balance, January 1, 2011	$117	$39	$22	$178
Realized gain/(loss)	(1)	—	(9)	(10)
Unrealized gain/(loss) for positions still held	15	—	6	21
Transfers in/(out)	25	(11)	138	152
Currency	—	—	—	—
Balance, December 31, 2011	$156	$28	$157	$341
Realized gain/(loss)	8	—	13	21
Unrealized gain/(loss) for positions still held	8	—	(1)	7
Transfers in/(out)	4	(1)	148	151
Currency	—	—	(1)	(1)
Balance, December 31, 2012	$176	$27	$316	$519

Benefit Obligations
Weighted Average Assumptions Used for the Defined Benefit Pension and Other Postretirement Plans
The following weighted average assumptions were used to determine the benefit obligation for the Company’s defined benefit pension and other postretirement plans as of December 31, 2012 and 2011:

	2012	2011
Discount rate	4.1%	4.6%
Rate of compensation increase	4.0%	3.9%

Benefit Costs
Weighted Average Assumptions Used for the Defined Benefit Pension and Other Postretirement Plans
The following weighted average assumptions were used to determine the net periodic benefit cost for the Company’s defined benefit pension and other postretirement benefit plans for the three years in the period ended December 31, 2012:

	2012	2011	2010
Discount rate	4.6%	5.3%	5.7%
Expected return on assets	7.0%	7.6%	7.8%
Rate of compensation increase	3.9%	3.8%	3.9%